Income Taxes, Net Operating Losses (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
State
Operating Loss Carryforwards
State NOL carryforwards	$ 1,600.0
Deferred tax asset for State NOL carryforwards	$ 63.9
State | Minimum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2016
State | Maximum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2035
Federal
Operating Loss Carryforwards
Deferred tax asset for Federal NOL carryforward	$ 15.0
Federal | Minimum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Operating Loss Carryforwards
Expiration of NOL carryforwards	Dec. 31, 2035